UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Niemann Capital Management
           -----------------------------------------------------
Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066
           -----------------------------------------------------

Form 13F File Number: 28-03429
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Corey Gamble
        -------------------------
Title:  Compliance Manager
        -------------------------
Phone:  800-622-1626
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Corey Gamble                    Scotts Valley, CA                 02/01/2011
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:             4
                                         ------------
Form 13F Information Table Value Total:  $    260,908
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List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Ishares S&P MidCap 400 Growth   ETF            464287606   147427  1470935          SOLE                Sole      0    0
Ishares S&P SmallCap 600 Growth ETF            464287887    92491  1280886          SOLE                Sole      0    0
Schwab U.S. SmallCap            ETF            808524607     9636   282546          SOLE                Sole      0    0
Schwab U.S. Broad Market        ETF            808524102    11354   375645          SOLE                Sole      0    0